Liquidity and capital resources - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Regulatory Capital Resources [Line Items]
Private investment fund	€ 102,000
Public investment fund	236,000
Investment fund	338,000
Financial liabilities	13,551		€ 14,679
Pending contract	15,900
Cash outflow from operations	(16,308)	€ (12,185)
Cash flow from investing activities	1,140	(94)
Cash flow from financing activities	(445)	7,052
Increase in cash outflow from investing activities		100
Increase decrease in cash flow from financing activities	0
RCA's [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities	6,600
Walloon Region [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash inflow	7,500	7,600
Amount received	9,600
Walloon Region [Member] | RCA's [member] | Regional Government [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Non-dilutive funds from recoverable cash advances	34,600
Walloon Region [Member] | Other Grants [Member] | Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Non-dilutive funds from recoverable cash advances	4,300
Celdara Medical [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities	13,600
AML and MDS franchise [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash outflow from operations	(16,300)	€ (12,200)
Decrease in cash outflow from operations	€ 4,100